Cover Page	Dec. 29, 2024	Dec. 23, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 23, 2024
Entity Registrant Name		PILGRIMS PRIDE CORP
Entity Central Index Key		0000802481
Current Fiscal Year End Date	--12-29
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		1-9273
Entity Tax Identification Number		75-1285071
Entity Address, Address Line One		1770 Promontory Circle
Entity Address, City or Town		Greeley
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80634-9038
City Area Code		970
Local Phone Number		506-8000
Title of 12(b) Security		Common Stock, Par Value $0.01
Trading Symbol		PPC
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false